FAIR VALUE MEASUREMENTS - Intangible assets (Details) - Recurring basis [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets		¥ 177,814
Significant Unobservable Inputs (Level 3) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets	¥ 84,547
Significant Unobservable Inputs (Level 3) [Member] | Growth rate
Unobservable inputs
Terminal growth rate (as a percent)	3.00%	3.00%
Significant Unobservable Inputs (Level 3) [Member] | Minimum | Royalty rate
Unobservable inputs
Royalty rate (as a percent)	1.00%	1.00%
Significant Unobservable Inputs (Level 3) [Member] | Minimum | Discount rate
Unobservable inputs
Discount rate (as a percent)	13.80%	14.80%
Significant Unobservable Inputs (Level 3) [Member] | Maximum | Royalty rate
Unobservable inputs
Royalty rate (as a percent)	6.00%	7.00%
Significant Unobservable Inputs (Level 3) [Member] | Maximum | Discount rate
Unobservable inputs
Discount rate (as a percent)	16.00%	16.00%